Derivative financial instruments - Fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative financial instruments
Derivative financial instruments at fair value	$ (66,028)	$ 4,728
Foreign exchange swaps
Derivative financial instruments
Derivative financial instruments at fair value	(68,133)	(1,393)
Interest rate caps
Derivative financial instruments
Derivative financial instruments at fair value	565	821
Embedded options within listed bonds
Derivative financial instruments
Derivative financial instruments at fair value	$ 1,540	$ 5,300